- COMMITMENTS AND CONTINGENCIES (Details Text)	Sep. 17, 2016 USD ($)
Commitments And Contingencies [Abstract]
Company has entered in the one year rental agreement with Mauricio Polito, starting on September 17, 2015 and ending September 17, 2016 Whith Monthly payment is in amount of	$ 200